GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A rollforward of goodwill by reportable segment for the years ended December 31, 2021 and December 31, 2020, was as follows:

	Fresh Fruit	Diversified Fresh Produce - EMEA	Diversified Fresh Produce - Americas & ROW	Fresh Vegetables	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2019	$—	$120,866	$100,236	$—	$221,102
Additions	—	1,031	67	—	1,098
Foreign exchange impact	—	11,678	283	—	11,961
Balance as of December 31, 2020	—	133,575	100,586	—	234,161
Additions	274,048	16,372	—	—	290,420
Disposals	—	(414)	—	—	(414)
Foreign exchange impact	—	(8,907)	(3,927)	—	(12,834)
Balance as of December 31, 2021	$274,048	$140,626	$96,659	$—	$511,333

Schedule of Intangible Assets
Details of Dole’s intangible assets as of December 31, 2021 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,186	—	4,186
Supplier relationships	29,179	(17,869)	11,310
Customer relationships	132,953	(92,357)	40,596
Other	13,227	(7,273)	5,954
	$485,825	$(117,499)	$368,326
Details of Dole’s intangible assets as of December 31, 2020 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
Supplier relationships	$30,405	$(17,108)	$13,297
Customer relationships	141,157	(95,580)	45,577
Other	13,648	(6,888)	6,760
	$185,210	$(119,576)	$65,634
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$78,576
Additions	186
Disposals	(298)
Amortization	(11,548)
Foreign exchange impact	(1,282)
Balance as of December 31, 2020	65,634
Additions	314,749
Amortization	(11,404)
Foreign exchange impact	(653)
Balance as of December 31, 2021	$368,326

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2021, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2022	$11,180
2023	10,585
2024	9,509
2025	8,237
2026	6,763
Thereafter	11,586
Total	$57,860